Statements of Changes in Shareholders' Equity - USD ($)	Number of shares issued	Treasury shares		Share capital	Additional paid in capital	Accumulated deficit	Total
Balance at Dec. 31, 2022			[1]	[1]	$ 17,789,380	$ (8,192,527)	$ 9,596,853
Balance (in Shares) at Dec. 31, 2022	7,999,216
Share-based compensation					88,497		88,497
Repurchase of treasury shares		(119,536)					(119,536)
Repurchase of treasury shares (in Shares)	(120,715)
Net income (loss)						(2,264,027)	(2,264,027)
Balance at Jun. 30, 2023		(119,536)		[1]	17,877,877	(10,456,554)	7,301,787
Balance (in Shares) at Jun. 30, 2023	7,878,501
Balance at Dec. 31, 2023		(119,536)		[1]	17,916,149	(10,902,123)	6,894,490
Balance (in Shares) at Dec. 31, 2023	7,878,501
Share-based compensation					74,779		74,779
Net income (loss)						131,797	131,797
Balance at Jun. 30, 2024		$ (119,536)			$ 17,990,928	$ (10,770,326)	$ 7,101,066
Balance (in Shares) at Jun. 30, 2024	7,878,501

[1]	Less than $1.